3. Loans, Nonaccrual (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-accrual loans
Non-accrual loans	$ 3,314	$ 3,711
Construction and land development
Non-accrual loans
Non-accrual loans	1	14
Single-family residential
Non-accrual loans
Non-accrual loans	1,530	1,634
Single-family residential - Banco de la Gente Non-traditional
Non-accrual loans
Non-accrual loans	1,440	1,543
Commercial
Non-accrual loans
Non-accrual loans	244	396
Multifamily and Farmland
Non-accrual loans
Non-accrual loans	0	12
Total real estate loans
Non-accrual loans
Non-accrual loans	3,215	3,599
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	89	100
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 10	$ 12